Related and Interested Parties (Narrative) (Details) ₪ in Thousands, $ in Thousands	5 Months Ended		6 Months Ended		21 Months Ended	29 Months Ended		33 Months Ended
	Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 24, 2022 ILS (₪)	Jan. 24, 2022 USD ($)	May 31, 2022 ILS (₪)	May 31, 2022 USD ($)
Key management personnel of entity or parent [member] | Mr. Arik Kaufman – Chief Executive Officer (CEO)
Disclosure of transactions between related parties [line items]
Gross annual salary	₪ 600	$ 200
Share-based payments			₪ 460	$ 140
Key management personnel of entity or parent [member] | Mr. Sharon Fima
Disclosure of transactions between related parties [line items]
Gross annual salary						₪ 600	$ 200
Share-based payments			200	100
Key management personnel of entity or parent [member] | Mr. Omri Schanin
Disclosure of transactions between related parties [line items]
Gross annual salary								₪ 500	$ 200
Key management personnel of entity or parent [member] | Mr. Guy Hefer
Disclosure of transactions between related parties [line items]
Gross annual salary			500	200
Share-based payments			750	230
Key management personnel of entity or parent [member] | Mr. Steve H. Lavin
Disclosure of transactions between related parties [line items]
Share-based payments				150
Key management personnel of entity or parent [member] | Mr. Dan Kozlovski – Chief Technologies Officer (CTO)
Disclosure of transactions between related parties [line items]
Gross annual salary			500	200
Share-based payments			₪ 70	20
Key management personnel of entity or parent [member] | Mr. Yaron Kaiser
Disclosure of transactions between related parties [line items]
Share-based payments					$ 30
Directors of entity
Disclosure of transactions between related parties [line items]
Share-based payments				5
Non-executive directors
Disclosure of transactions between related parties [line items]
Share-based payments				$ 30